Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Limited partners	General partner	Capital Preferred equity	Capital Limited partners	Capital General partner	Retained earnings Limited partners	Retained earnings General partner	Ownership changes Limited partners	Ownership changes General partner	Accumulated other compre-hensive (loss) income Limited partners	Accumulated other compre-hensive (loss) income General partner	Non-controlling interests Redeemable/ exchangeable and special limited partnership units	Non-controlling interests Limited partnership units of Brookfield Office Properties Exchange LP	Non-controlling interests FV LTIP units of the Operating Partnership	Non-controlling interests Class A shares of Brookfield Properties Retail Holding LLC	Non-controlling interests Class A shares of Brookfield Properties Retail Holding LLC Class A	Non-controlling interests Interests of others in operating subsidiaries and properties
Beginning balance at Dec. 31, 2020	$ 41,523	$ 11,709	$ 4	$ 699	$ 8,562	$ 4	$ 486	$ 2	$ 3,010	$ (1)	$ (349)	$ (1)	$ 12,249	$ 73	$ 52		$ 1,050	$ 15,687
Increase (Decrease) In Equity [Roll Forward]
Net (loss) income	3,499	530					530						716	2	3		25	2,223
Other comprehensive income	1,004	116									116		200		1		1	686
Total comprehensive income (loss)	4,503	646					530				116		916	2	4		26	2,909
Distributions	(4,173)	(358)					(358)						(504)	(1)	(2)		(13)	(3,295)
Preferred distributions	(44)	(19)					(19)						(24)				(1)
Issuances / repurchases of equity interests in operating subsidiaries	3,688	23			2		17		4				1,630				(30)	2,065
Privatization of the partnership	(491)	(3,454)			(2,872)		(199)		(483)		100		1,502	(71)	3	$ (811)		2,340
Exchange of exchangeable units	(1)	2			2				1		(1)			(3)
Conversion of Class A shares of Brookfield Properties Retail Holding LLC	0	241			167				74								(241)
Change in relative interests of non-controlling interests	0	15							(8)		23		(33)		(2)		20
Ending balance at Dec. 31, 2021	45,005	8,805	4	699	5,861	4	457	2	2,598	(1)	(111)	(1)	15,736	0	55		0	19,706
Increase (Decrease) In Equity [Roll Forward]
Net (loss) income	996	(47)					(47)						(85)					1,128
Other comprehensive income	415	8									8		14					393
Total comprehensive income (loss)	1,411	(39)					(47)				8		(71)					1,521
Distributions	(4,924)	(419)					(419)						(748)		(2)			(3,755)
Preferred distributions	(44)	(16)					(16)						(28)
Issuances / repurchases of equity interests in operating subsidiaries	289	(120)					(42)		(78)				(207)		4			612
Change in relative interests of non-controlling interests	0	6							6				6		(12)
Ending balance at Dec. 31, 2022	41,737	8,217	4	699	5,861	4	(67)	2	2,526	(1)	(103)	(1)	14,688	0	45		0	18,084
Increase (Decrease) In Equity [Roll Forward]
Net (loss) income	(1,849)	(442)					(442)						(790)		(1)			(616)
Other comprehensive income	762	112									112		201					449
Total comprehensive income (loss)	(1,087)	(330)					(442)				112		(589)		(1)			(167)
Distributions	(4,626)	(440)					(440)						(789)		(2)			(3,395)
Preferred distributions	(44)	(16)					(16)						(28)
Issuances / repurchases of equity interests in operating subsidiaries	12,607	650			603		28		19				1,161		(14)			10,810
Change in relative interests of non-controlling interests	0	3							3				4		(7)
Ending balance at Dec. 31, 2023	$ 48,587	$ 8,084	$ 4	$ 699	$ 6,464	$ 4	$ (937)	$ 2	$ 2,548	$ (1)	$ 9	$ (1)	$ 14,447	$ 0	$ 21		$ 0	$ 25,332